SHARE-BASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Total Share-Based Compensation	$ 4,344,691	$ 11,065,124
Equity Option [Member]
Total Share-Based Compensation	2,092,273	1,876,225
LTIP Units [Member]
Total Share-Based Compensation		1,492,073
Stock Grants [Member]
Total Share-Based Compensation	(55,163)	4,141,858
Restricted Stock Grants [Member]
Total Share-Based Compensation	$ 2,197,255	$ 3,554,968